Annual Fund Operating Expenses (American Fundamental Holdings Trust)	12 Months Ended
	May 01, 2011
Series I, American Fundamental Holdings Trust
Operating Expenses:
Share Class	Series I
Management fee	0.04%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.03%
Acquired Fund fees and expenses	0.37%	[1]
Total fund operating expenses	1.04%
Series II, American Fundamental Holdings Trust
Operating Expenses:
Share Class	Series II
Management fee	0.04%
Distribution and service (12b-1) fees	0.75%
Other Expenses	0.03%
Acquired Fund fees and expenses	0.37%	[1]
Total fund operating expenses	1.19%
Series III, American Fundamental Holdings Trust
Operating Expenses:
Share Class	Series III
Management fee	0.04%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Acquired Fund fees and expenses	0.37%	[1]
Total fund operating expenses	0.69%

[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.